LOSS PER SHARE (Details) - Convertible Debentures [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$ (50,897,250)	$ (4,404,879)	$ (70,134,937)	$ (25,547,228)	$ (196,483,312)	$ (67,815,692)
Less: Deemed Dividend - Down Round Feature of Warrants	(1,480,716)	0	(6,364,183)	0
Net Loss from Continuing Operations Available to Shareholders of MedMen Enterprises, Inc.	(52,377,966)	(4,404,879)	(76,499,120)	(25,547,228)
Net Income (Loss) from Discontinued Operations	1,201,766	(36,845,653)	(1,480,409)	(39,926,048)	(50,781,039)	(1,264,196)
Total Net Loss	$ (51,176,200)	$ (41,250,532)	$ (77,979,529)	$ (65,473,276)	$ (247,264,351)	$ (69,079,888)
Weighted-Average Shares Outstanding - Basic and Diluted	482,903,106	220,467,070	452,806,117	196,211,921	270,418,842	105,915,105
Loss Per Share - Basic and Diluted:
From Continuing Operations Attributable to Shareholders of MedMex Enterprises, Inc.	$ (0.11)	$ (0.02)	$ (0.17)	$ (0.13)	$ (0.73)	$ (0.64)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$ 0.00	$ (0.17)	$ (0.00)	$ (0.20)	$ (0.19)	$ (0.01)